Janus Henderson Small Cap Value Fund Investment Strategy - Class D Shares [Member] - Janus Henderson Small Cap Value Fund	Jun. 30, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal investment strategies
Strategy Narrative [Text Block]	The Fund pursues its investment objective by investing primarily in the common stocks of small companies and focuses on companies whose stock prices are believed to be undervalued by the Fund’s portfolio management or that have fallen out of favor with the market. The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of small companies whose market capitalization, at the time of purchase, is less than the 12-month maximum market capitalization for companies included in the Russell 2000® Value Index. The market capitalizations within the index will vary, but as of June 30, 2025, they ranged from approximately $18 million to $8.48 billion. From time to time, the Fund may invest in shares of companies through initial public offerings. The Fund may also invest in foreign securities, as well as in real estate investment trusts (“REITs”) and similar REIT-like entities. As defensive value managers, portfolio management generally looks for companies with: •strong management teams; •strong and stable balance sheets and solid recurring free cash flows; •attractive relative and absolute valuation ratios or that have underperformed recently; •favorable reward to risk characteristics; •sustainable competitive advantages that are trading at attractive valuations; and •strong long-term prospects. Portfolio management’s philosophy is to weigh a security’s downside risk before considering its upside potential, which may help provide an element of capital preservation.As part of its investment process, portfolio management considers environmental, social, and governance (“ESG”) risks and opportunities (“ESG Factors”) that it believes are financially material, alongside other fundamental investment factors. Examples of potential financially material ESG Factors include: corporate governance, company culture, exposure to climate change, and human capital management. To assess ESG Factors, portfolio management uses issuer reports, third-party data, and internally-generated analyses and may engage directly with issuers. ESG Factors are one of many considerations in the investment decision-making process, may not be determinative in deciding to include or exclude an investment from the portfolio, and may not be considered for every investment decision.